PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Mar. 31, 2020
PREPAYMENTS AND OTHER ASSETS
Schedule of prepayment and other assets

	As of	As of
	March 31, 2020	March 31, 2019
	USD	USD
Rental and other deposits	408,128	1,161,423
Prepayments to suppliers and others	722,272	2,168,386
Interest receivable	25,318	—
Staff advances	41,850	5,156
	1,197,568	3,334,965